Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ingrid Chung (Co-Portfolio Manager) has managed the fund since 2023.
Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
MC-SUSTK-1023-104 1.9881452.104	October 2, 2023
Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 28, 2023
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ingrid Chung (Co-Portfolio Manager) has managed the fund since 2023.
Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
SKD-SUSTK-1023-101 1.9900720.101	October 2, 2023